November 21, 2024

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Collaborative Investment Series Trust, File Nos. 333-221072 and 811-23306

Dear Ladies and Gentlemen:

On behalf of Collaborative Investment Series Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, a preliminary proxy statement related to the Rareview Systematic Equity ETF (the “Fund”). The main purpose of this proxy statement is to solicit shareholder approval of a new investment subadvisory agreement for the Fund.

If you have any questions or comments related to this filing, please contact the undersigned (216) 566-5706.

Very truly yours,

/s/ Andrew Davalla
Andrew Davalla